Earnings / (Loss) per share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Denominator of diluted earnings	383,711	295,243	153,216